Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 05, 2018
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectuses dated October 31, 2017

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen NWQ Multi-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectuses dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen NWQ Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectuses dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen NWQ Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectuses dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen NWQ Small/Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectuses dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen NWQ Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectuses dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Equity Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.